Share based compensation (Details) - Share Based Payment Arrangements By All Plans [Member] - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share based payment arrangement [Line items]
Outstanding at January 1	1,007,500	1,143,500
Granted	401,240	567,000
Forfeited/Cancelled	(750)	(635,000)
Exercised	(414,500)	(68,000)
Outstanding at December 31	993,490	1,007,500
Exercisable at December 31	693,310	1,007,500